    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 17, 2001

                                               SECURITIES ACT FILE NO. 333-

                                       INVESTMENT COMPANY ACT FILE. NO. 811-9897
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                             ---------------------

                                    FORM N-2

[X]  Registration Statement Under The Securities Act of 1933

[ ]  Pre-Effective Amendment No.

[ ]  Post-Effective Amendment No.

[X]  Registration Statement Under The Investment Company Act of 1940

[ ]  Amendment No.

                           EQUITY SECURITIES TRUST I

               (Exact Name of Registrant as Specified in Charter)

                              PUGLISI & ASSOCIATES
                               850 LIBRARY AVENUE
                                   SUITE 204
                                NEWARK, DE 19711
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (302) 738-6680

                               DONALD J. PUGLISI
                              PUGLISI & ASSOCIATES
                               850 LIBRARY AVENUE
                                   SUITE 204
                                NEWARK, DE 19711
                    (Name and Address of Agent for Service)

                                 WITH COPIES TO

                             RAYMOND B. CHECK, ESQ.
                       CLEARY, GOTTLIEB, STEEN & HAMILTON
                               ONE LIBERTY PLAZA
                            NEW YORK, NEW YORK 10006
                                 (212) 225-2000

     APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement.

     If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, as amended, other than securities offered in connection with a dividend reinvestment plan, check the following box [ ]

     If this Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act, please check the following box and list the Securities Act registration statement number of the earlier effective registration statement for the same offering. [X] No. 333-34600

                        CALCULATION OF REGISTRATION FEE
                        UNDER THE SECURITIES ACT OF 1933

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     TITLE OF SECURITIES          AMOUNT BEING      OFFERING PRICE PER    AGGREGATE OFFERING       AMOUNT OF
      BEING REGISTERED           REGISTERED(1)     EQUITY TRUST SECURITY        PRICE         REGISTRATION FEE(2)
------------------------------------------------------------------------------------------------------------------
Equity Trust Securities
  representing shares of
  beneficial Interest........  26,918,195 Equity          $36.05           $970,400,929.75        $242,600.24
                                Trust Securities
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

(1) Includes a total of 3,511,068 Equity Trust Securities that may be issued in connection with the exercise of an over-allotment option.

(2) AT&T Corp. previously paid $251,440.41 in connection with the filing of this Registration Statement on Form N-2.

     THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(a), MAY DETERMINE.
--------------------------------------------------------------------------------
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

               INCORPORATION OF CERTAIN INFORMATION BY REFERENCE

     The contents of the Registration Statement on Form N-2 filed by Equity Securities Trust I with the Securities and Exchange Commission (File No. 333-34600) pursuant to the Securities Act of 1933, as amended, including the exhibits thereto, are incorporated by reference into this Registration Statement.

     On April 11, 2000 the filer filed a Registration Statement on Form N-2 (file number 333-34600), which was subsequently amended on October 5, 2001 and October 16, 2001. Such Registration Statement was declared effective on October 17, 2001 at 3:30 p.m. This Post-Effective Amendment is being filed pursuant to Rule 462(b) under the Securities Act of 1933, as amended (the "Act"). This Amendment complies with the requirements of Rule 462(b) under the Act in that this Amendment: (1) registers additional Equity Trust Securities, which are the same class of securities as originally filed; (2) no confirmations have been sent in connection with the offering; and (3) this Amendment registers additional Equity Trust Securities that represent less than 20% of the maximum aggregate offering price set forth in Amendments to the Registration Statement previously filed on October 5, 2001 and October 16, 2001.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newark, State of Delaware, on the 17th day of October, 2001.

                                          EQUITY SECURITIES TRUST I

                                          By:     /s/ DONALD J. PUGLISI
                                            ------------------------------------
                                                     Donald J. Puglisi
                                                          Trustee

     Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed below by the following person, in the capacities and on the date indicated.

                        NAME                                   TITLE                         DATE
                        ----                                   -----                         ----

            /s/ DONALD J. PUGLISI              Principal Executive Officer, Principal  October 17, 2001
--------------------------------------------        Financial Officer, Principal
              Donald J. Puglisi                              Accounting
                                                        Officer and Trustee